DERIVATIVE INSTRUMENTS (Schedule of Derivative Instruments in Statement of Financial Position, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Notional amount	$ 108,287	$ 69,700
Fair value	(4,114)	1,722
Option Contracts To Hedge Payroll Expenses [Member] | Fair Value Inputs Level2 [Member]
Derivative [Line Items]
Notional amount	102,450	69,700
Fair value	(4,133)	1,722
Option contracts to hedge facilities expenses [Member] | Fair Value Inputs Level2 [Member]
Derivative [Line Items]
Notional amount	5,837
Fair value	$ 19